NOTE 10. BORROWED FUNDS FROM CERAVEST INVESTORS (Tables)	12 Months Ended
Dec. 31, 2015
Note 10. Borrowed Funds From Ceravest Investors Tables
Summary of the Company's borrowed funds from CeraVest investors
	Weighted-average interest rate
	December 31,	December 31,		December 31,	December 31,
	2015	2014	Maturities	2015	2014

Borrowed funds from CeraVest investors -CeraVest Fixed (inclusive of interest payable $1,965 and nil as of December 31, 2015 and 2014, respectively)	8.33%	4.74%	January 2016 to June 2016	$97,392	$88

-CeraVest Flex ( inclusive of interest payable $511 and nil as of December 31, 2015 and 2014, respectively)	8.03%	—%	—	105,333	—
Total				$202,725	$88